SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Total share-based compensation expense	$ 1,435	$ 637
Cost of revenues [Member]
Total share-based compensation expense	257	71
Research and development [Member]
Total share-based compensation expense	20	113
Sales and Marketing [Member]
Total share-based compensation expense	579	154
General and administrative [Member]
Total share-based compensation expense	$ 579	$ 299